T. ROWE PRICE Total Return Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  11.9%
Car Loan  3.8%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 108 110
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 133 134
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 133 135
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 438
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 40 40
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 245 247
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 140 142
Avis Budget Rental Car Funding AESOP
Series 2024-3A, Class B
5.58%, 12/20/30 (1) 410 426
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 195 196
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 4.967%, 12/26/31 (1) 152 153
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.167%, 12/26/31 (1) 87 88
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,605
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 489

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 527
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,236
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  215 221
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  230 234
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  970 996
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  525 524
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 323 321
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,198
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 330 333
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 884
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 350 354
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 450 460
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  125 127
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 460 464
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  270 271

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 255 259
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  121 123
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  225 227
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  805 813
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  230 233
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  475 483
Exeter Select Automobile Receivables Trust
Series 2025-3, Class B
4.42%, 3/15/32  865 873
Exeter Select Automobile Receivables Trust
Series 2025-3, Class C
5.00%, 3/15/32  830 846
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 332
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 292
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 158
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 260
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,562
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 224 228
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 535 540

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 85 85
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 130 130
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 140 140
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 65 65
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 619 628
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 175 177
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 210 213
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 204 206
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 213 214
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 250 251
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 250 252
Santander Drive Auto Receivables Trust
Series 2026-1, Class C
4.26%, 4/15/32  800 803
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 185 187
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 152 153
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 56 57

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 98
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 970 976
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 44 44
24,362
Collateralized Mortgage Obligations  0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 607
607
Other Asset-Backed Securities  7.5%
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 560 564
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 590 594
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,511
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 853
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 5.531%, 10/22/34 (1) 525 526
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 410 417
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.30%, 7/17/35 (1) 915 917
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.298%, 1/18/35 (1) 1,330 1,331
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.203%, 5/17/31 (1) 660 660
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.568%, 1/17/33 (1) 635 635

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/34 (1) 250 250
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.472%, 4/15/30 (1) 1,085 1,086
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 270 272
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 1,064
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 4.898%, 10/20/31 (1) 47 47
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,275 1,259
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 177
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 210 212
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 217
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 1/15/38 (1) 1,100 1,103
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 153 159
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 205 214
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,702 1,700
Goto Foods Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,476 1,487

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Harbor Park
Series 2018-1A, Class CR2, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/31 (1) 1,375 1,374
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,905 1,845
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 485 503
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 20 20
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 460 458
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,750 1,737
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 134 135
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 145 146
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,196
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 140 141
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 350 357
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 5.877%, 5/6/30 (1) 875 877
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 942 909
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.042%, 7/15/35 (1) 1,370 1,374
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.718%, 10/20/29 (1) 725 725

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 44 44
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 474 482
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.718%, 7/17/36 (1) 435 434
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.883%, 11/13/31 (1) 388 389
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.37%, 11/26/37 (1) 705 707
Octagon Investment Partners 47
Series 2020-1A, Class A2R2, CLO, FRN
3M TSFR + 1.55%, 5.219%, 1/22/38 (1) 1,655 1,657
Octagon Investment Partners 47
Series 2020-1A, Class BR2, CLO, FRN
3M TSFR + 1.70%, 5.369%, 1/22/38 (1) 1,690 1,694
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 102
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 140 143
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 410 414
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 840 856
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.417%, 7/30/37 (1) 1,495 1,498
Palmer Square Loan Funding
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.11%, 8/8/32 (1) 470 469
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 20 20
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 750 739

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 700 738
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.159%, 4/20/37 (1) 590 590
SEB Funding
Series 2021-1A, Class A2
4.969%, 1/30/52 (1) 903 903
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 865 889
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.218%, 7/20/34 (1) 1,190 1,191
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 301 313
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 5.868%, 4/25/37 (1) 950 951
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/32 (1) 250 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.872%, 10/15/31 (1) 269 269
TPIC SPV, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $83 (2)(3)(4) 107 107
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,310 (2)(3) 1,310 1,166
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 133 133
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 870 881
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 137 139
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100 100

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 101
48,522
Student Loan  0.5%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 866
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 548
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 353
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,185
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 5 5
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 183 175
3,132
Total Asset-Backed Securities
(Cost $76,328) 76,623
BANK LOANS  6.6% (5)
FINANCIAL INSTITUTIONS  1.1%
Brokerage Asset Managers Exchanges  0.1%
HighTower Holding, FRN
3M TSFR + 2.75%, 6.413%, 2/3/32 (2) 317 312
Jane Street Group, FRN
3M TSFR + 2.00%, 5.673%, 12/15/31  255 247
559
Financial Other  0.0%
Insignia Financial, FRN
1M TSFR + 4.50%, 11/24/32 (2)(6) 110 108
108
Insurance  1.0%
Acrisure, FRN
1M TSFR + 3.25%, 6.923%, 6/21/32  264 255
Alera Group, FRN
1M TSFR + 2.75%, 6.423%, 5/30/32  175 166

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Alera Group, FRN
1M TSFR + 5.50%, 9.173%, 5/30/33  1,030 1,007
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.173%, 9/19/31  782 763
Asurion, FRN
1M TSFR + 4.25%, 7.923%, 9/19/30  174 173
Asurion, FRN
1M TSFR + 5.25%, 9.037%, 1/20/29  333 333
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.422%, 5/6/31  205 201
CRC Insurance Group, FRN
3M TSFR + 4.75%, 8.422%, 5/6/32  650 644
HUB International, FRN
3M TSFR + 2.25%, 5.92%, 6/20/30  755 746
Jones DesLauriers Insurance Management, FRN
3M TSFR + 3.00%, 6.664%, 2/2/33  797 764
OneDigital Borrower, FRN
1M TSFR + 3.00%, 6.673%, 7/2/31  387 372
OneDigital Borrower, FRN
1M TSFR + 5.25%, 8.923%, 7/2/32  1,274 1,270
6,694
Total Financial Institutions 7,361
INDUSTRIAL  5.2%
Basic Industry  0.0%
Arsenal AIC Parent, FRN
1M TSFR + 2.75%, 6.423%, 8/18/30  197 197
197
Capital Goods  1.0%
Charter Next Generation, FRN
1M TSFR + 2.50%, 6.171%, 11/29/30  919 917
CPM Holdings, FRN
1M TSFR + 4.50%, 8.171%, 9/28/28  328 322
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 9.934%, 5/21/29 (2) 990 995
Filtration Group, FRN
1M TSFR + 2.75%, 6.423%, 10/21/28  566 566
LTI Holdings, FRN
1M TSFR + 3.75%, 7.423%, 7/29/29  555 555
MacLean, 1/22/33 (2)(6) 1,185 1,173
MI Windows & Doors, FRN
1M TSFR + 2.75%, 6.423%, 3/28/31  231 229
Pro Mach Group, FRN
1M TSFR + 2.75%, 6.423%, 10/15/32  335 335
Quikrete Holdings, FRN
1M TSFR + 2.25%, 5.923%, 1/30/32  265 265

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Resilience Parent, FRN
1M TSFR + 2.50%, 1/22/33 (6) 290 289
TK Elevator U.S. Newco, FRN
6M TSFR + 2.75%, 6.377%, 4/30/30  639 638
TransDigm, FRN
1M TSFR + 2.50%, 6.16%, 2/10/33  100 100
TransDigm, FRN
1M TSFR + 2.50%, 6.173%, 8/19/32  289 289
6,673
Communications  0.8%
BCPE Pequod Buyer, FRN
3M TSFR + 2.75%, 6.417%, 11/25/31  318 308
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 7.787%, 8/21/28  481 482
CMG Media, FRN
3M TSFR + 3.50%, 7.272%, 6/18/29  460 434
Connect Finco, FRN
1M TSFR + 4.50%, 8.173%, 9/27/29  201 201
CSC Holdings, FRN
3M USD PRIME + 1.50%, 6.45%, 4/15/27  813 701
Directv Financing, FRN
3M TSFR + 5.50%, 9.167%, 2/17/31  165 165
E.W. Scripps, FRN
1M TSFR + 3.35%, 7.132%, 11/30/29  292 283
E.W. Scripps, FRN
1M TSFR + 5.75%, 9.532%, 6/30/28  162 164
iHeartCommunications, FRN
1M TSFR + 5.78%, 9.562%, 5/1/29  219 189
Lamar Media, FRN
1M TSFR + 1.50%, 5.176%, 9/23/32  200 200
Level 3 Financing, FRN
1M TSFR + 3.25%, 6.923%, 3/29/32  830 831
Radiate Holdco, FRN
8.787%, 9/25/29 (1.50% PIK and 1M TSFR + 3.50% Cash) (4) 308 266
Radiate Holdco, FRN
1M TSFR + 4.00%, 4.587%, 6/26/29 (2)(7) 187 186
Sinclair Television Group, FRN
1M TSFR + 3.30%, 7.087%, 12/31/29  139 118
Townsquare Media, FRN
6M TSFR + 5.00%, 8.587%, 2/19/30  324 240
Viasat, FRN
1M TSFR + 4.50%, 8.287%, 3/2/29  203 203
4,971
Consumer Cyclical  0.6%
Autokiniton U.S. Holdings, FRN
1M TSFR + 4.00%, 7.787%, 4/6/28  544 542

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Caesars Entertainment, FRN
1M TSFR + 2.25%, 5.923%, 2/6/31  182 180
Clarios Global, FRN
1M TSFR + 2.75%, 6.423%, 1/28/32  464 462
Delta 2, FRN
3M TSFR + 1.75%, 5.422%, 9/10/31  200 200
EG America, FRN
1M TSFR + 3.25%, 6.923%, 2/10/31  377 376
EOC Borrower, FRN
1M TSFR + 2.75%, 6.423%, 3/24/32  269 268
IRB Holding, FRN
1M TSFR + 2.50%, 6.173%, 12/15/30  180 180
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 7.673%, 1/21/30  347 347
Ontario Gaming GTA, FRN
3M TSFR + 4.25%, 7.922%, 8/1/30  454 427
TKO Worldwide Holdings, FRN
3M TSFR + 2.00%, 5.664%, 11/21/31  406 406
Wand NewCo 3, FRN
1M TSFR + 2.50%, 6.173%, 1/30/31  301 299
3,687
Consumer Non-Cyclical  0.8%
1261229 B.C., FRN
1M TSFR + 6.25%, 9.923%, 10/8/30  532 518
Bausch + Lomb, FRN
1M TSFR + 3.75%, 7.423%, 1/15/31  778 778
Hopper Merger Sub, FRN, 1/5/34 (2)(6) 1,110 1,099
Hopper Merger Sub, FRN
1M TSFR + 2.25%, 1/14/33 (6) 540 533
LifePoint Health, FRN
3M TSFR + 3.75%, 7.422%, 5/17/31  591 591
Medline Borrower, FRN
1M TSFR + 1.75%, 5.423%, 10/23/28  37 37
Medline Borrower, FRN
1M TSFR + 1.75%, 5.423%, 10/23/30  393 394
Opal U.S., FRN
3M TSFR + 3.00%, 6.686%, 4/28/32  778 777
Paradigm Parent, FRN
3M TSFR + 4.50%, 8.172%, 4/16/32  224 187
4,914
Energy  0.3%
Hilcorp Energy I, FRN
1M TSFR + 1.75%, 5.417%, 2/11/30 (2) 1,606 1,604
Prairie ECI Acquiror, FRN
1M TSFR + 3.25%, 6.923%, 8/1/29  276 276
1,880

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Industrial Other  0.0%
Aggreko Holdings, FRN
3M TSFR + 3.00%, 6.664%, 5/21/31  347 347
347
Technology  1.6%
Applied Systems, FRN
1M TSFR + 2.25%, 5.924%, 2/24/31  928 908
Applied Systems, FRN
3M TSFR + 4.50%, 8.172%, 2/23/32  1,261 1,241
AthenaHealth Group, FRN
1M TSFR + 2.75%, 6.423%, 2/15/29  404 393
Avalara, FRN
3M TSFR + 2.75%, 6.422%, 3/26/32  642 595
Cloud Software Group, FRN
3M TSFR + 3.25%, 6.922%, 3/21/31  401 371
Cloud Software Group, FRN
3M TSFR + 3.25%, 6.922%, 8/13/32  188 174
Delta Topco, FRN
3M TSFR + 5.25%, 8.914%, 11/29/30  524 446
Disco Parent, FRN
3M TSFR + 3.00%, 6.673%, 8/6/32 (2) 204 199
Dye & Durham, FRN
3M TSFR + 4.25%, 8.022%, 4/11/31  110 97
Ellucian Holdings, FRN
1M TSFR + 2.50%, 6.173%, 10/9/29  220 212
Ellucian Holdings, FRN
1M TSFR + 4.75%, 8.423%, 11/22/32  1,153 1,107
Epicor Software, FRN
1M TSFR + 2.50%, 6.173%, 5/30/31  746 722
Icon Parent, FRN
3M TSFR + 2.75%, 6.439%, 11/13/31  279 263
Kaseya, FRN
1M TSFR + 5.00%, 8.673%, 3/21/33  382 308
McAfee, FRN
1M TSFR + 3.00%, 6.673%, 3/1/29  306 266
Neptune Bidco U.S., FRN
3M TSFR + 5.00%, 8.76%, 2/3/33  440 414
Project Alpha Intermediate Holding, FRN
3M TSFR + 5.00%, 8.672%, 5/9/33  979 730
QualityTech, FRN
1M TSFR + 3.50%, 7.173%, 11/4/31  208 207
Sabre GLBL, FRN
1M TSFR + 6.00%, 9.773%, 11/15/29  112 77
Sandisk, FRN
3M TSFR + 3.00%, 6.669%, 2/20/32  29 29

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
3M TSFR + 2.50%, 6.167%, 2/10/31  330 312
Vantor Holdings, FRN
1M TSFR + 4.50%, 2/28/33 (6) 430 424
X
9.50%, 10/26/29  335 351
X, FRN
6M TSFR + 6.50%, 10.448%, 10/26/29  404 405
X.AI
12.50%, 6/28/30  65 74
10,325
Transportation  0.1%
AAdvantage Loyality IP, FRN
3M TSFR + 2.25%, 5.918%, 4/20/28  429 428
Merlin Buyer, FRN
3M TSFR + 4.00%, 7.672%, 12/14/28  160 161
589
Total Industrial 33,583
UTILITY  0.3%
Electric  0.3%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 5.923%, 2/26/32  244 244
Cornerstone Generation, FRN
1M TSFR + 3.25%, 5.917%, 8/11/32  402 403
Talen Energy Supply, FRN
3M TSFR + 2.00%, 5.672%, 11/25/32  112 112
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.153%, 5/17/30  554 555
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.153%, 12/15/31  356 357
Total Utility 1,671
Total Bank Loans
(Cost $43,576) 42,615
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Altice France (EUR), Acquisition Date: 10/1/25, Cost $16 (3)(8) 1 17
Clear Channel Outdoor Holdings (8) 1 2
Total Industrial 19
Total Common Stocks
(Cost $19) 19

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE BONDS  0.1%
FINANCIAL INSTITUTIONS  0.0%
Financial Other  0.0%
Kaisa Group Holdings, Zero Coupon, 12/31/26 (1) 29 1
Kaisa Group Holdings, Zero Coupon, 12/31/27 (1) 36 —
Kaisa Group Holdings, Zero Coupon, 12/31/28 (1) 57 1
Kaisa Group Holdings, Zero Coupon, 12/31/29 (1) 57 1
Kaisa Group Holdings, Zero Coupon, 12/31/30 (1) 72 —
Kaisa Group Holdings, Zero Coupon, 12/31/31 (1) 72 1
Kaisa Group Holdings, Zero Coupon, 12/31/32 (1) 135 1
Total Financial Institutions 5
INDUSTRIAL  0.1%
Communications  0.1%
Cable One, 1.125%, 3/15/28  220 171
Cable One, Zero Coupon, 3/15/26  205 204
375
Consumer Cyclical  0.0%
Rivian Automotive, 4.625%, 3/15/29  85 93
93
Total Industrial 468
Total Convertible Bonds
(Cost $502) 473
CONVERTIBLE PREFERRED STOCKS  0.2%
FINANCIAL INSTITUTIONS  0.0%
Brokerage Asset Managers Exchanges  0.0%
Ares Management, Series B, 6.75%, 10/1/27  3 117
Total Financial Institutions 117
INDUSTRIAL  0.1%
Capital Goods  0.0%
Boeing, 6.00%, 10/15/27  3 208
208
Consumer Non-Cyclical  0.1%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $369 (2)(3)(7)(8) — 362
362
Total Industrial 570

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $500 (2)(3)(8) 21 500
Total Miscellaneous 500
UTILITY  0.0%
Electric  0.0%
Southern, Series A, 7.125%, 12/15/28  4 210
Total Utility 210
Total Convertible Preferred Stocks
(Cost $1,345) 1,397
CORPORATE BONDS  17.7%
FINANCIAL INSTITUTIONS  4.9%
Banking  1.6%
Bank of America, VR, 5.162%, 1/24/31 (9) 935 970
Bank of America, VR, 5.464%, 5/9/36 (9) 685 718
Bank of America, VR, 5.468%, 1/23/35 (9) 614 643
Barclays, VR, 5.367%, 2/25/31 (9) 625 649
Barclays, VR, 5.785%, 2/25/36 (9) 200 209
CaixaBank, VR, 6.037%, 6/15/35 (1)(9) 600 644
Citigroup, VR, 4.952%, 5/7/31 (9) 970 996
Citigroup, VR, 5.174%, 9/11/36 (9) 330 336
Citigroup, VR, 5.333%, 3/27/36 (9) 380 392
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (9) 560 561
Ipoteka-Bank ATIB, 6.45%, 10/9/30  680 699
JPMorgan Chase, VR, 4.81%, 10/22/36 (9) 430 429
Morgan Stanley, VR, 5.32%, 7/19/35 (9) 160 166
PNC Financial Services Group, VR, 5.373%, 7/21/36 (9) 235 243
Societe Generale, VR, 5.50%, 4/13/29 (1)(9) 995 1,020
Societe Generale, VR, 6.691%, 1/10/34 (1)(9) 435 478
Toronto-Dominion Bank, 4.928%, 10/15/35  395 398
Wells Fargo, VR, 6.491%, 10/23/34 (9) 600 666
10,217
Brokerage Asset Managers Exchanges  0.2%
Hightower Holding, 9.125%, 1/31/30 (1) 195 203
Jane Street Group, 6.125%, 11/1/32 (1) 185 186
Jane Street Group, 6.75%, 5/1/33 (1) 515 528
Jane Street Group, 7.125%, 4/30/31 (1) 298 309
LPL Holdings, 5.65%, 3/15/35  70 71
Osaic Holdings, 8.00%, 8/1/33 (1) 210 209
1,506

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies  0.7%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 175 175
Blackstone Secured Lending Fund, 5.25%, 9/4/29  200 199
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $530 (2)(3)(8) 530 530
Cobra AcquisitionCo, 12.25%, 11/1/29 (1) 125 127
Golub Capital Private Credit Fund, 5.875%, 5/1/30  1,027 1,027
MidCap Financial, 5.735%, 4/15/29, Acquisition Date: 12/22/25,
Cost $650 (1)(3)(8) 650 651
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 400 398
Navient, 5.625%, 8/1/33  148 122
Navient, 7.875%, 6/15/32 (10) 184 171
Navient, 9.375%, 7/25/30  470 476
Navient, 11.50%, 3/15/31  250 265
OneMain Finance, 7.50%, 5/15/31  115 119
4,260
Financial Other  0.7%
Aldar Properties, VR, 6.623%, 4/15/55 (9) 640 666
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250 250
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  655 748
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 340 343
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (9) 111 111
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (9) 393 415
HAT Holdings I, 3.75%, 9/15/30 (1)(10) 1,125 1,057
HAT Holdings I, 8.00%, 6/15/27 (1) 227 236
Howard Hughes, 5.875%, 3/1/32 (1) 245 245
Howard Hughes, 6.125%, 3/1/34 (1) 311 310
4,381
Insurance  1.1%
Aspen Insurance Holdings, 5.75%, 7/1/30  305 321
Asurion & Asurion Co-Issuer, 8.00%, 12/31/32 (1) 600 631
Asurion & Asurion Co-Issuer, 8.375%, 2/1/34 (1) 521 518
Centene, 4.625%, 12/15/29  1,397 1,363
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 301 285
GA Global Funding Trust, 5.50%, 4/1/32 (1) 830 842
HUB International, 7.25%, 6/15/30 (1) 285 294
HUB International, 7.375%, 1/31/32 (1) 300 306
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (1) 545 507
Jones Deslauriers Insurance Management, 7.25%, 10/1/33
(CAD) (1) 475 342
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 175 182
Molina Healthcare, 6.50%, 2/15/31 (1) 110 110
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 215 219

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Reinsurance Group of America, 6.00%, 9/15/33  736 787
UnitedHealth Group, 5.30%, 6/15/35 (10) 315 328
UnitedHealth Group, 5.95%, 6/15/55  180 186
7,221
Real Estate Investment Trusts  0.6%
Alexandria Real Estate Equities, 2.00%, 5/18/32  127 109
Alexandria Real Estate Equities, 5.25%, 5/15/36  155 156
Alexandria Real Estate Equities, 5.50%, 10/1/35  195 200
Brixmor Operating Partnership, 4.85%, 2/15/33  100 101
Brixmor Operating Partnership, 5.20%, 4/1/32  145 150
Cofinimmo, 0.875%, 12/2/30 (EUR)  300 319
FIBRA Prologis, 5.50%, 11/26/35 (1) 260 264
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  905 1,047
MPT Operating Partnership, 8.50%, 2/15/32 (1) 185 198
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  300 357
Realty Income, 5.125%, 4/15/35  185 190
Service Properties Trust, 8.625%, 11/15/31 (1) 445 468
Service Properties Trust, Zero Coupon, 9/30/27 (1) 210 192
3,751
Total Financial Institutions 31,336
INDUSTRIAL  10.9%
Basic Industry  0.5%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 240 265
Celanese U.S. Holdings, 7.379%, 7/15/32  305 321
GC Treasury Center, VR, 6.50% (1)(9)(11) 200 201
Sherwin-Williams, 5.15%, 8/15/35  194 200
South32 Treasury, 4.35%, 4/14/32 (1) 2,120 2,092
3,079
Capital Goods  0.7%
Axon Enterprise, 6.125%, 3/15/30 (1) 150 155
Axon Enterprise, 6.25%, 3/15/33 (1) 295 306
Boeing, 3.75%, 2/1/50  204 151
Boeing, 6.858%, 5/1/54  1,320 1,514
Quikrete Holdings, 6.375%, 3/1/32 (1) 270 281
Quikrete Holdings, 6.75%, 3/1/33 (1) 196 204
Regal Rexnord, 6.05%, 4/15/28  53 55
Regal Rexnord, 6.30%, 2/15/30  700 748
TransDigm, 6.125%, 7/31/34 (1) 195 198
TransDigm, 6.75%, 1/31/34 (1) 185 192
TransDigm, 7.125%, 12/1/31 (1) 460 482
Vertiv Holdings, 5.80%, 3/15/56  65 65
4,351

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Communications  2.8%
Altice France, 6.875%, 7/15/32 (1) 152 146
American Tower, 4.70%, 12/15/32  230 232
AT&T, 4.55%, 11/1/32  395 397
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1) 320 325
Beignet Investor, 6.581%, 5/30/49 (1) 910 966
CCO Holdings, 4.50%, 6/1/33 (1) 210 188
CCO Holdings, 7.00%, 2/1/33 (1) 260 266
CCO Holdings, 7.375%, 3/1/31 (1)(10) 250 258
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 429
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1) 115 121
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 199 200
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1) 95 103
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 205 207
CMG Media, 8.875%, 6/18/29 (1) 500 439
Connect Finco, 9.00%, 9/15/29 (1) 290 308
CSC Holdings, 5.50%, 4/15/27 (1) 230 195
CSC Holdings, 11.25%, 5/15/28 (1) 200 158
CSC Holdings, 11.75%, 1/31/29 (1) 200 142
Directv Financing, 8.875%, 2/1/30 (1) 105 105
Directv Financing, 10.00%, 2/15/31 (1) 230 235
Discovery Global Holdings, 5.05%, 3/15/42  240 169
DISH DBS, 5.25%, 12/1/26 (1) 350 340
DISH DBS, 5.75%, 12/1/28 (1) 170 165
DISH DBS, 7.375%, 7/1/28  230 222
E.W. Scripps, 9.875%, 8/15/30 (1) 280 283
EchoStar, 10.75%, 11/30/29  780 852
Gray Media, 9.625%, 7/15/32 (1) 270 281
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  824 994
Level 3 Financing, 6.875%, 6/30/33 (1) 100 104
Level 3 Financing, 7.00%, 3/31/34 (1) 520 540
Meta Platforms, 5.50%, 11/15/45  550 543
Meta Platforms, 5.625%, 11/15/55  460 450
NTT Finance, 5.171%, 7/16/32 (1) 225 233
Orange, 5.00%, 1/13/36 (1) 845 848
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 92
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,830 2,870
Sirius XM Radio, 5.875%, 4/15/32 (1) 320 319
Stagwell Global, 5.625%, 8/15/29 (1) 205 189
T-Mobile USA, 4.625%, 1/15/33  1,010 1,017
T-Mobile USA, 5.00%, 2/15/36  925 931
Univision Communications, 8.50%, 7/31/31 (1) 130 134
Univision Communications, 9.375%, 8/1/32 (1) 140 148

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Veon Midco, 3.375%, 11/25/27  720 693
Viasat, 7.50%, 5/30/31 (1) 140 138
17,975
Consumer Cyclical  1.2%
Advance Auto Parts, 7.00%, 8/1/30 (1) 165 169
Advance Auto Parts, 7.375%, 8/1/33 (1) 345 354
Aptiv Swiss Holdings, 3.10%, 12/1/51  985 642
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(4) 416 456
Clarios Global, 6.75%, 2/15/30 (1) 150 157
EG Global Finance, 12.00%, 11/30/28 (1) 265 285
Ferrari, 3.625%, 5/21/30 (EUR)  275 335
Flutter Treasury, 5.875%, 6/4/31 (1) 200 200
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 655 674
Ford Motor Credit, 5.73%, 9/5/30  315 324
General Motors Financial, 5.45%, 1/8/36 (10) 190 193
General Motors Financial, 6.40%, 1/9/33  181 197
GLP Capital, 5.25%, 2/15/33  645 652
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 209
Match Group Holdings II, 6.125%, 9/15/33 (1) 195 195
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $395 (2)(3)(8) 395 395
Nissan Motor, 7.50%, 7/17/30 (1) 285 301
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 195 195
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 105 101
Rivian Holdings, 10.00%, 1/15/31 (1) 780 738
Six Flags Entertainment Corp., 8.625%, 1/15/32 (1) 195 197
Voyager Parent, 9.25%, 7/1/32 (1) 205 219
Wand NewCo 3, 7.625%, 1/30/32 (1) 185 193
Yum! Brands, 5.375%, 4/1/32  110 112
7,493
Consumer Non-Cyclical  1.7%
1261229 B.C., 10.00%, 4/15/32 (1) 530 551
AbbVie, 5.40%, 3/15/54  605 594
BAT Capital, 5.35%, 8/15/32  470 493
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 420
Bon Secours Mercy Health, 3.464%, 6/1/30  230 226
CHS, 10.875%, 1/15/32 (1) 311 337
Cigna Group, 4.50%, 9/15/30  190 193
CommonSpirit Health, 2.782%, 10/1/30  56 53
CVS Health, 5.625%, 2/21/53  725 690
CVS Health, VR, 6.75%, 12/10/54 (9) 837 873
CVS Health, VR, 7.00%, 3/10/55 (9) 185 195
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  270 325
Health & Happiness International Holdings, 9.125%, 7/24/28  1,000 1,058

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Imperial Brands Finance, 5.625%, 7/1/35 (1) 630 652
Imperial Brands Finance, 6.375%, 7/1/55 (1) 350 363
LifePoint Health, 10.00%, 6/1/32 (1) 633 663
LifePoint Health, 11.00%, 10/15/30 (1) 360 391
Medline Borrower, 6.25%, 4/1/29 (1) 185 191
Newell Brands, 6.625%, 5/15/32 (10) 152 152
Newell Brands, 8.50%, 6/1/28 (1) 167 176
Opal Bidco, 6.50%, 3/31/32 (1) 445 458
Organon, 5.125%, 4/30/31 (1) 250 222
Paradigm Parent & Paradigm Parent CO-Issuer, 8.75%, 4/17/32 (1) 185 160
Solventum, 5.90%, 4/30/54  653 653
Sutter Health, Series 2025, 5.213%, 8/15/32  150 157
Sutter Health, Series 2025, 5.537%, 8/15/35  460 489
Tenet Healthcare, 6.00%, 11/15/33 (1) 75 77
Tenet Healthcare, 6.875%, 11/15/31  180 197
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash and 4.00% PIK) (1)(4) 141 149
11,158
Energy  2.1%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25, Cost $388 (2)
(3)(8) 390 387
Breakwater Energy Holdings, 9.25%, 11/15/30 (1) 250 266
Comstock Resources, 6.75%, 3/1/29 (1) 205 204
Crescent Energy Finance, 7.375%, 1/15/33 (1) 457 454
Crescent Energy Finance, 7.625%, 4/1/32 (1) 125 126
Crescent Energy Finance, 9.75%, 10/15/30 (1) 195 210
Diamondback Energy, 5.40%, 4/18/34  653 679
Diamondback Energy, 5.75%, 4/18/54  1,013 988
FS Luxembourg, 8.625%, 6/25/33  500 495
Harbour Energy, 6.327%, 4/1/35 (1) 1,095 1,140
Hilcorp Energy I, 7.25%, 2/15/35 (1) 125 124
Hilcorp Energy I, 8.375%, 11/1/33 (1) 584 616
Matador Resources, 6.00%, 4/15/34 (1) 149 149
Matador Resources, 6.25%, 4/15/33 (1) 185 188
NGL Energy Operating, 8.375%, 2/15/32 (1) 155 163
Occidental Petroleum, 6.05%, 10/1/54  1,070 1,066
Occidental Petroleum, 6.20%, 3/15/40  119 124
Permian Resources Operating, 6.25%, 2/1/33 (1) 190 196
Permian Resources Operating, 9.875%, 7/15/31 (1) 139 149
Prairie Acquiror, 9.00%, 8/1/29 (1) 195 204
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 760 335
Raizen Fuels Finance, 6.25%, 7/8/32  300 142
Range Resources, 4.75%, 2/15/30 (1) 215 213
SM Energy, 8.375%, 7/1/28 (1) 115 119
SM Energy, 9.625%, 6/15/33 (1) 425 470

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sunoco, 7.25%, 5/1/32 (1) 155 164
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 155 161
Targa Resources, 5.55%, 8/15/35  785 814
Thaioil Treasury Center, VR, 6.10% (1)(9)(11) 200 201
Transocean Aquila, 8.00%, 9/30/28 (1) 105 107
Transocean International, 7.875%, 10/15/32 (1) 60 64
Transocean International, 8.25%, 5/15/29 (1) 130 135
Transocean International, 8.75%, 2/15/30 (1) 141 148
Vaca Muerta, FRN, 6M TSFR + 5.38%, 9.335%, 7/8/30, Acquisition
Date: 12/1/25, Cost $340 (3)(8) 340 340
Venture Global LNG, 9.50%, 2/1/29 (1) 290 311
Venture Global LNG, VR, 9.00% (1)(9)(11) 760 664
Venture Global Plaquemines LNG, 6.125%, 12/15/30 (1) 110 114
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 165 174
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 180 200
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 475 539
13,343
Industrial Other  0.0%
Albion Financing 1, 7.00%, 5/21/30 (1) 200 209
209
Technology  1.8%
Alphabet, 5.65%, 2/15/56  315 322
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $700 (2)(3)(8) 700 735
AthenaHealth Group, 6.50%, 2/15/30 (1) 270 254
Cloud Software Group, 8.25%, 6/30/32 (1) 155 155
Cloud Software Group, 9.00%, 9/30/29 (1) 750 731
Dye & Durham, 8.625%, 4/15/29 (1)(10) 225 188
Fiserv, 4.55%, 2/15/31  1,660 1,655
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200 213
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200 214
Foundry JV Holdco, 6.40%, 1/25/38 (1) 285 309
Kaspi.KZ, 6.25%, 3/26/30 (1) 770 793
Marvell Technology, 5.45%, 7/15/35  710 737
McAfee, 7.375%, 2/15/30 (1) 305 250
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 196 197
Neptune Bidco U.S., 9.50%, 2/15/33 (1) 215 211
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 540 545
Oracle, 5.20%, 9/26/35  705 681
Oracle, 5.95%, 9/26/55  1,380 1,213
Oracle, 6.85%, 2/4/66  510 489
Sabre GLBL, 10.75%, 11/15/29 (1) 10 7
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $670 (2)(3)(8) 670 670

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Synopsys, 5.70%, 4/1/55  595 595
UKG, 6.875%, 2/1/31 (1) 160 155
WULF Compute, 7.75%, 10/15/30 (1) 440 466
X.AI, 12.50%, 6/30/30 (1) 120 137
11,922
Transportation  0.1%
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(10) 190 192
Heathrow Funding, 1.875%, 3/14/34 (EUR)  578 599
Heathrow Funding, 3.875%, 1/16/36 (EUR)  120 142
933
Total Industrial 70,463
UTILITY  1.9%
Electric  1.8%
AES, 5.80%, 3/15/32  1,015 1,058
AES Andes, 6.25%, 3/14/32 (1) 428 446
Alpha Generation, 6.75%, 10/15/32 (1) 290 302
CFE Fibra, 5.875%, 9/23/40 (1) 198 198
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 283 293
CHPE, Series A, 5.51%, 9/30/35, Acquisition Date: 8/22/25,
Cost $200 (2)(3)(8) 200 200
FirstEnergy, 2.65%, 3/1/30  640 604
FirstEnergy, Series B, 2.25%, 9/1/30  116 106
FirstEnergy Transmission, 5.00%, 1/15/35  230 233
Kentucky Utilities, 5.85%, 8/15/55  70 72
Louisville Gas & Electric, 5.85%, 8/15/55  70 72
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 420 427
NRG Energy, 6.00%, 1/15/36 (1) 300 305
Pacific Gas & Electric, 3.50%, 8/1/50  250 172
Pacific Gas & Electric, 4.95%, 7/1/50  240 207
Pacific Gas & Electric, 5.05%, 10/15/32  715 729
Pacific Gas & Electric, 5.90%, 10/1/54  157 153
PacifiCorp, VR, 7.125%, 8/15/56 (9) 365 358
PG&E, VR, 6.85%, 9/15/56 (9) 320 320
PG&E, VR, 7.375%, 3/15/55 (9) 189 196
Public Service of Oklahoma, 5.45%, 1/15/36  815 844
Southern California Edison, 4.80%, 3/15/33  420 422
Talen Energy Supply, 6.25%, 2/1/34 (1) 330 336
Talen Energy Supply, 6.50%, 2/1/36 (1) 185 190
Talen Energy Supply, 8.625%, 6/1/30 (1) 192 202
Vistra, Series C, VR, 8.875% (1)(9)(11) 1,805 1,990
Vistra Operations, 5.70%, 12/30/34 (1) 19 20
Vistra Operations, 6.95%, 10/15/33 (1) 570 639

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1) 495 513
11,607
Natural Gas  0.1%
Boston Gas, 6.119%, 7/20/53 (1) 365 375
Southern California Gas, 5.45%, 6/15/35  310 326
701
Total Utility 12,308
Total Corporate Bonds
(Cost $111,820) 114,107
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  4.3%
Owned No Guarantee  0.6%
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 720 729
Petroleos Mexicanos, 8.75%, 6/2/29  1,145 1,233
Petroleos Mexicanos, 10.00%, 2/7/33  1,435 1,679
3,641
Sovereign  2.9%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 690 704
Government of Barbados, 8.00%, 6/26/35 (1) 200 215
Republic of Argentina, 1.00%, 7/9/29  746 659
Republic of Argentina, STEP, 4.125%, 7/9/35  1,440 1,086
Republic of Benin, 7.96%, 2/13/38 (1) 330 347
Republic of Brazil, 7.25%, 1/12/56  995 1,011
Republic of Chile, 3.10%, 5/7/41  1,240 980
Republic of Colombia, 6.125%, 1/21/31  330 330
Republic of Colombia, 6.50%, 1/21/33  650 646
Republic of Colombia, 7.75%, 11/7/36  1,810 1,887
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (1) 1,250 1,551
Republic of Ecuador, 8.75%, 1/29/34 (1) 540 545
Republic of Ivory Coast, 8.075%, 4/1/36 (1) 1,015 1,099
Republic of Montenegro, 7.25%, 3/12/31 (1) 2,155 2,314
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 370 453
Republic of Romania, 5.75%, 7/4/36 (1) 300 299
Republic of Romania, 6.625%, 5/16/36 (1) 978 1,042
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (1) 1,750 1,746
State of Israel, Series 10Y, 5.00%, 1/13/36  470 469
State of Israel, Series 10Y, 5.50%, 3/12/34  708 737
United Mexican States, 6.125%, 2/9/38  620 629
18,749
Treasuries  0.8%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33
(BRL)  18,950 3,176

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Republic of Nigeria OMO Bill, Series 196D, 21.342%,
4/21/26 (NGN)  2,877,000 2,047
5,223
Total Foreign Government Obligations & Municipalities
(Cost $26,422) 27,613
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 2,857 1,950
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 68
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 73
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 65
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 55
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 72
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 80
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 83
2,446
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 865 867
867
Total Municipal Securities
(Cost $2,997) 3,313
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.0%
Collateralized Mortgage Obligations  4.3%
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP, 4.30%, 7/25/67 (1) 1,387 1,382
Angel Oak Mortgage Trust
Series 2025-3, Class A1, CMO, STEP, 5.42%, 3/25/70 (1) 140 141
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.431%, 9/25/29, Acquisition
Date: 8/29/24, Cost $283 (2)(3) 283 283
Bayview Opportunity Master Fund VI Trust
Series 2021-6, Class A5, CMO, ARM, 2.50%, 10/25/51 (1) 535 487

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 361 355
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 94 86
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 868 783
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM, 2.304%, 9/27/66 (1) 20 15
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.867%, 10/25/70 (1) 407 407
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
4.767%, 1/25/45 (1) 209 210
Connecticut Avenue Securities Trust
Series 2025-R02, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
4.697%, 2/25/45 (1) 809 809
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
4.617%, 9/25/45 (1) 235 236
Cross Mortgage Trust
Series 2024-H2, Class A1, CMO, STEP, 6.093%, 4/25/69 (1) 61 61
Cross Mortgage Trust
Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1) 730 733
Cross Mortgage Trust
Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1) 2,358 2,384
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 395 399
EFMT
Series 2023-1, Class A2, CMO, STEP, 6.24%, 2/25/68 (1) 303 302
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 425 427
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 281 285
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 305 307
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.868%, 10/25/70 (1) 192 193
EFMT
Series 2025-NQM3, Class A1, CMO, STEP, 5.494%, 8/25/70 (1) 1,460 1,476
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 177 178
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM, 3.964%, 10/25/47 (1) 203 193

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM, 3.50%, 10/25/49 (1) 45 42
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM, 3.657%, 12/25/46 (1) 57 57
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 27 25
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1) 1,232 1,049
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 378 381
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 700 701
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 858 744
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP, 5.04%, 6/25/67 (1) 1,033 1,031
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (1) 57 53
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 66 61
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM, 3.00%, 10/25/50 (1) 207 185
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 1,067 1,091
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 1,402 1,416
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 112 110
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 129 130
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 168 169
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 455 460
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 215 216
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM, 4.00%, 6/25/59 (1) 24 23
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 69 65
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 19 17
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 38 35
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1) 301 270

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM, 3.632%, 3/25/53 (1) 271 272
OBX Trust
Series 2025-NQM14, Class A1B, CMO, STEP, 5.162%, 7/25/65 (1) 865 870
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 620 628
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM, 3.434%, 4/25/43  153 150
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 35 34
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 15 14
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM, 3.85%, 5/25/48 (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.767%, 9/25/45 (1) 219 219
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.833%, 12/25/64 (1) 291 297
Towd Point Mortgage Trust
Series 2024-3, Class A1B, CMO, ARM, 5.027%, 7/25/65 (1) 130 132
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.605%, 10/25/64 (1) 1,357 1,376
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.802%, 6/25/65 (1) 581 593
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.802%, 6/25/65 (1) 288 292
Towd Point Mortgage Trust
Series 2026-1, Class A1A, CMO, ARM, 4.198%, 1/25/66 (1) 589 594
Verus Securitization Trust
Series 2025-2, Class A1, CMO, STEP, 5.307%, 3/25/70 (1) 131 132
Verus Securitization Trust
Series 2025-INV1, Class A3, CMO, STEP, 5.953%, 2/25/70 (1) 671 677
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1) 550 553
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM, 3.777%, 1/20/46 (1) 390 379
27,679
Commercial Mortgage-Backed Securities  2.7%
BANK
Series 2019-BN21, Class D, 2.50%, 10/17/52 (1) 1,036 780
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 5.934%,
11/15/34 (1) 365 5

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.451%, 10/10/42 (1) 265 271
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM, 1M TSFR + 1.664%, 5.324%,
8/15/38 (1) 779 693
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.302%,
12/15/39 (1) 443 443
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.301%,
5/15/41 (1) 563 564
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 5.501%,
5/15/41 (1) 595 596
BX Commercial Mortgage Trust
Series 2026-CSMO, Class C, ARM, 1M TSFR + 2.00%, 5.667%,
2/15/42 (1) 230 231
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.06%,
6/15/35 (1) 225 225
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.36%,
12/15/44 (1) 745 746
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 5.76%,
12/15/44 (1) 555 556
CD Mortgage Trust
Series 2017-CD6, Class A5, 3.456%, 11/13/50  515 509
CENT
Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 755 774
Commercial Mortgage Trust
Series 2016-CR28, Class AHR, 3.651%, 2/10/49  30 30
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM, 4.573%, 2/10/49  1,130 1,107
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.301%,
8/15/41 (1) 675 675
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 1/15/49  72 72
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM, 3.909%, 12/15/52  645 608
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.51%,
10/15/42 (1) 375 376
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/49  1,037 1,032

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage Securities Trust
Series 2017-GS8, Class D, 2.70%, 11/10/50 (1) 1,025 829
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.60%,
5/15/37 (1) 805 804
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 5.501%,
9/15/41 (1) 545 545
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1) 1,595 1,476
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 1,454 1,073
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A2, 4.40%, 1/12/60 (CAD) (1) 2,530 1,888
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 220 220
17,128
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $45,089) 44,807
PREFERRED STOCKS  0.3%
Insurance  0.3%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,290 (2)(3) 1 1,260
Navacord, Class A, Acquisition Date: 1/30/26, Cost $530 (CAD) (2)
(3)(8) 1 527
Total Preferred Stocks
(Cost $1,820) 1,787
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  26.2%
U.S. Government Agency Obligations  21.1%
Federal Home Loan Mortgage
2.50%, 5/1/30  49 48
3.00%, 4/1/47 - 1/1/48  101 93
3.50%, 8/1/42 - 3/1/46  2,776 2,688
4.00%, 8/1/40 - 1/1/46  216 215
4.50%, 6/1/39 - 5/1/42  98 100
5.00%, 7/1/33 - 8/1/40  33 34
5.50%, 10/1/38 - 1/1/40  23 25
6.00%, 10/1/32 - 8/1/38  8 8
6.50%, 9/1/34 - 4/1/37  44 47
7.00%, 4/1/32 - 6/1/32  — —

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 5.935%, 1/1/36  1 1
1Y CMT + 2.25%, 6.317%, 10/1/36  — —
1Y CMT + 2.347%, 6.111%, 11/1/34  2 2
RFUCCT1Y + 1.726%, 6.356%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  — —
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  1 1
RFUCCT1Y + 1.848%, 6.384%, 3/1/36  1 1
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  — —
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  1 —
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  2,552 257
2.00%, 2/25/51  1,642 215
2.50%, 7/25/50 - 3/25/51  8,849 1,432
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  3,950 3,353
2.50%, 3/1/42 - 4/1/52  7,842 6,868
3.00%, 5/1/31 - 7/1/52  6,307 5,761
3.50%, 5/1/33 - 3/1/48  1,221 1,182
4.00%, 12/1/49 - 6/1/52  1,570 1,535
4.50%, 5/1/50  70 70
5.00%, 12/1/41 - 2/1/56  5,003 5,048
5.50%, 8/1/53 - 9/1/55  5,810 5,951
6.00%, 2/1/53 - 8/1/55  4,303 4,451
6.50%, 8/1/55 - 9/1/55  995 1,040
Federal National Mortgage Assn., 3.00%, 2/1/44  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  1 1
RFUCCT1Y + 1.523%, 6.096%, 7/1/35  — —
RFUCCT1Y + 1.613%, 6.095%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  — —
RFUCCT1Y + 1.70%, 6.20%, 11/1/37  1 1
RFUCCT1Y + 1.722%, 6.31%, 11/1/35  1 1
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  — —
RFUCCT1Y + 1.857%, 6.453%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  — —
RFUCCT1Y + 2.04%, 6.415%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO
2.00%, 11/25/50 - 5/25/51  9,619 1,249
2.50%, 12/25/50  7,454 1,210
6.50%, 2/25/32  — —

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37  748 682
2.00%, 9/1/36 - 3/1/52  19,305 16,378
2.50%, 5/1/30 - 9/1/52  9,649 8,555
3.00%, 1/1/27 - 7/1/52  4,643 4,298
3.50%, 4/1/31 - 7/1/50  2,060 1,974
4.00%, 11/1/37 - 11/1/52  3,500 3,453
4.50%, 7/1/39 - 10/1/52  3,948 3,946
5.00%, 7/1/33 - 9/1/53  1,594 1,621
5.50%, 12/1/33 - 11/1/55  7,230 7,389
6.00%, 11/1/32 - 10/1/55  5,498 5,720
6.50%, 7/1/32 - 8/1/55  2,935 3,071
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA (13)
2.00%, 3/1/41 - 3/1/56  9,225 7,790
2.50%, 3/1/56  6,645 5,757
3.00%, 3/1/56  4,370 3,953
3.50%, 3/1/56  4,470 4,213
4.00%, 3/1/56  2,520 2,450
4.50%, 3/1/56  745 737
5.00%, 3/1/56  2,160 2,170
6.00%, 3/1/56  8,610 8,832
135,885
U.S. Government Obligations  5.1%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52  5,483 4,647
2.50%, 8/20/50 - 4/20/52  5,259 4,642
3.00%, 5/20/46 - 3/20/52  3,200 2,953
3.50%, 9/15/41 - 2/20/48  2,828 2,723
4.00%, 2/20/41 - 9/20/52  2,290 2,229
4.50%, 11/20/39 - 4/20/53  2,084 2,080
5.00%, 4/20/35 - 4/20/53  1,884 1,914
5.50%, 10/20/32 - 3/20/49  383 396
6.00%, 9/20/52 - 11/20/52  589 608
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  23 22
3.50%, 10/20/50  460 392
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  3,850 461
2.50%, 11/20/50 - 11/20/51  10,847 1,620
3.50%, 3/20/43 - 5/20/43  151 17
4.00%, 2/20/43  15 2

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., TBA (13)
4.50%, 3/20/56  2,520 2,490
5.00%, 3/20/56  2,960 2,970
5.50%, 3/20/56  2,165 2,192
32,358
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $168,415) 168,243
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  29.3%
U.S. Treasury Obligations  29.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  2,255 1,480
U.S. Treasury Bonds, 1.375%, 11/15/40  2,215 1,488
U.S. Treasury Bonds, 1.375%, 8/15/50 (14) 9,130 4,701
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,083
U.S. Treasury Bonds, 2.00%, 8/15/51  13,650 8,164
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 6,830
U.S. Treasury Bonds, 2.375%, 2/15/42  5,690 4,327
U.S. Treasury Bonds, 2.375%, 11/15/49  2,215 1,481
U.S. Treasury Bonds, 3.00%, 8/15/52  780 581
U.S. Treasury Bonds, 3.25%, 5/15/42  1,275 1,096
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,088
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,801
U.S. Treasury Bonds, 3.75%, 11/15/43  1,685 1,523
U.S. Treasury Bonds, 3.875%, 2/15/43  960 889
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,561
U.S. Treasury Bonds, 4.00%, 11/15/52  1,740 1,564
U.S. Treasury Bonds, 4.125%, 8/15/44  6,050 5,730
U.S. Treasury Bonds, 4.125%, 8/15/53  4,675 4,289
U.S. Treasury Bonds, 4.25%, 2/15/54  3,680 3,447
U.S. Treasury Bonds, 4.25%, 8/15/54  1,995 1,869
U.S. Treasury Bonds, 4.375%, 5/15/41  175 175
U.S. Treasury Bonds, 4.375%, 8/15/43  2,815 2,769
U.S. Treasury Bonds, 4.625%, 11/15/44  5,605 5,658
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,666
U.S. Treasury Bonds, 4.75%, 2/15/45  405 415
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 7,378
U.S. Treasury Bonds, 5.00%, 5/15/45  6,535 6,909
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,191
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,754
U.S. Treasury Notes, 1.875%, 2/15/32  580 526
U.S. Treasury Notes, 3.75%, 12/31/28  6,890 6,957
U.S. Treasury Notes, 3.75%, 12/31/30 (14) 9,915 10,014

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.75%, 8/31/31  12,865 12,970
U.S. Treasury Notes, 4.00%, 6/30/28  5,470 5,546
U.S. Treasury Notes, 4.00%, 5/31/30  2,395 2,444
U.S. Treasury Notes, 4.00%, 7/31/30  5,495 5,609
U.S. Treasury Notes, 4.00%, 1/31/31  13,030 13,305
U.S. Treasury Notes, 4.125%, 10/31/31  3,715 3,814
U.S. Treasury Notes, 4.25%, 2/28/31  4,070 4,202
U.S. Treasury Notes, 4.25%, 11/15/34  3,970 4,079
U.S. Treasury Notes, 4.25%, 5/15/35  4,895 5,020
U.S. Treasury Notes, 4.375%, 11/30/30 (14) 9,370 9,718
U.S. Treasury Notes, 4.625%, 4/30/31  12,055 12,663
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $197,635) 188,774
SHORT-TERM INVESTMENTS  2.5%
Money Market Funds  2.5%
T. Rowe Price Government Reserve Fund, 3.73% (15)(16) 15,973 15,973
Total Short-Term Investments
(Cost $15,973) 15,973
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.67% (15)(16) 2,173 2,173
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 2,173
Total Securities Lending Collateral
(Cost $2,173) 2,173

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed 2.50%
Annually, Pay Variable 3.68%
(SOFR) Annually, 1/8/27 @
2.50%* (8) 2 319,000 805
Barclays Bank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit CDX.
NA.HY-S45, 5 Year Index,
12/20/30), Pay 5.00%
Quarterly, Receive upon
credit default, 4/15/26 @
1.07%* (8) 1 31,900 396
Morgan Stanley
10 Year Interest Rate Swap,
4/8/36 Pay Fixed 4.05%
Annually, Receive Variable
3.68% (SOFR) Annually,
4/6/26 @ 4.05%* (8) 1 25,230 4
UBS Investment Bank
USD / ILS, Call, 4/21/26 @
ILS3.15 (8) 1 8,070 116
Total Options Purchased (Cost $919) 1,321
Total Investments in Securities 107.1%
(Cost $695,033) $ 689,238
Other Assets Less Liabilities (7.1)% (45,918)
Net Assets 100.0% $ 643,320
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $172,345 and represents 26.8% of net assets.
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,130 and represents 1.3% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2026, were $462 and were valued at $455
(0.1% of net assets).
(8) Non-income producing
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) All or a portion of this security is on loan at February 28, 2026.
(11) Perpetual security with no stated maturity date.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $43,554 and represents 6.8% of net assets.
(14) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(15) Seven-day yield
(16) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real

T. ROWE PRICE Total Return Fund

CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PRIME Prime rate
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE Total Return Fund

TBA To-Be-Announced
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Total Return Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (1.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (1.3)%
U.S. Government Obligations  (1.3)%
Government National Mortgage Assn., TBA, 6.00%, 3/20/56  8,205,000 (8,371)
Total TBA Sales Commitments (Proceeds $(8,357)) (8,371)

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 319,000 (371)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S45, 5 Year
Index, 12/20/30), Pay
5.00% Quarterly, Receive
upon credit default,
4/15/26 @ 1.02%* 1 31,900 (84)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/20/26 @ $81.00 394 3,180 (3)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/20/26 @ $81.00 394 3,180 (27)
Total Options Written (Premiums $(273)) $ (485)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.1%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 10 1 1 —
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 79,725 2,950 2,808 142
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S17, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 5,250 (703) (599) (104)
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 10 1 — 1
Morgan Stanley, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S17, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 7,370 (986) (842) (144)
Total Bilateral Credit Default Swaps, Protection
Sold 1,368 (105)
Total Return Swaps 0.1%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 631 (2) 3 (5)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 984 3 9 (6)
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.171% (SOFR
+ 0.48%) at Maturity, 5/19/26 226 5 6 (1)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 206 4 5 (1)
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 290 (1) 1 (2)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 1,549 11 25 (14)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 1,554 22 42 (20)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 203 (3) — (3)
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 310 4 5 (1)
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 276 (1) 3 (4)
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 294 7 7 —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
4.024% (SOFR + 0.35%) Monthly,
1/18/28 1,743 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 3.682% (SOFR)
Quarterly, 3/20/26 6,600 74 — 74

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 3.682% (SOFR)
Quarterly, 12/20/26 12,650 267 66 201
Total Bilateral Total Return Swaps 172 215
Total Bilateral Swaps 1,540 110
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
Dow Chemical), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 1,588 3 (7) 10
Protection Bought (Relevant Credit:
Markit CDX.EMHY-S44, 5 Year Index),
Pay 1.00% Quarterly, Receive upon
credit default, 12/20/30 16,472 728 983 (255)
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S45, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/30 18,726 (1,451) (1,663) 212
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S44, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/30 (EUR) 56,550 (96) 68 (164)
Protection Bought (Relevant Credit:
Whirlpool), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 115 7 6 1
Total Centrally Cleared Credit Default Swaps,
Protection Bought (196)
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit
CDX.EM-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 19,755 (260) (390) 130
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S44, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/30 (EUR) 72,471 1,755 1,573 182

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 3,268 (82) 32 (114)
Protection Sold (Relevant Credit: SES,
Ba1*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 1,700 (82) (78) (4)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 194
Total Centrally Cleared Swaps (2)
Net payments (receipts) of variation margin to date 167
Variation margin receivable (payable) on centrally cleared swaps $ 165
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $59.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/3/26 COP 62,186 USD 17 $ —
Bank of America 3/3/26 GBP 316 USD 434 (8)
Bank of America 3/3/26 USD 17 COP 62,186 —
Bank of America 3/3/26 USD 349 SGD 440 1
Bank of America 3/6/26 COP 9,333,311 USD 2,499 (17)
Bank of America 3/6/26 THB 154,165 USD 4,852 111
Bank of America 3/6/26 USD 966 PHP 57,300 (27)
Barclays Bank 3/3/26 BRL 8,205 USD 1,570 29
Barclays Bank 3/3/26 USD 1,593 BRL 8,205 (5)
Barclays Bank 3/6/26 USD 1,406 COP 5,361,284 (20)
Barclays Bank 4/16/26 TRY 72,455 USD 1,563 20
BNP Paribas 3/3/26 BRL 16,421 USD 3,189 10
BNP Paribas 3/3/26 MYR 48 USD 12 —
BNP Paribas 3/3/26 USD 3,104 BRL 16,421 (96)
BNP Paribas 3/3/26 USD 758 MYR 3,006 (15)
BNP Paribas 3/4/26 THB 15,409 USD 496 —
BNP Paribas 4/2/26 USD 497 THB 15,409 —
Citibank 3/3/26 CNH 9,050 USD 1,321 (1)
Citibank 3/3/26 EGP 12,042 USD 251 (1)
Citibank 3/3/26 TWD 37,805 USD 1,205 5
Citibank 3/3/26 USD 251 EGP 12,042 1
Citibank 3/3/26 USD 335 SGD 423 1
Citibank 3/3/26 USD 1,206 TWD 37,805 (4)
Citibank 3/12/26 EGP 83,670 USD 1,593 129
Citibank 4/2/26 EGP 12,042 USD 248 (4)
Citibank 4/2/26 USD 1,323 CNH 9,050 1
Citibank 4/2/26 USD 720 TWD 22,623 (2)
Deutsche Bank 3/3/26 BRL 1,726 USD 325 11
Deutsche Bank 3/3/26 EGP 12,174 USD 255 (2)
Deutsche Bank 3/3/26 USD 335 BRL 1,726 (1)
Deutsche Bank 3/3/26 USD 1,312 CNH 9,099 (15)
Deutsche Bank 3/3/26 USD 254 EGP 12,174 1
Deutsche Bank 3/4/26 INR 32,799 USD 357 3
Deutsche Bank 3/4/26 USD 361 INR 32,798 —
Deutsche Bank 3/6/26 COP 6,322,195 USD 1,724 (42)
Deutsche Bank 3/6/26 USD 985 PHP 58,446 (28)
Deutsche Bank 4/10/26 KZT 498,625 USD 969 15
Deutsche Bank 4/10/26 USD 974 KZT 498,625 (10)
Deutsche Bank 4/17/26 HUF 1,178,264 USD 3,695 (12)
Goldman Sachs 3/4/26 KRW 1,078,333 USD 747 3

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 3/4/26 USD 751 KRW 1,078,333 $ 2
Goldman Sachs 3/4/26 USD 490 THB 15,286 (2)
Goldman Sachs 3/6/26 PHP 286,500 USD 4,851 116
Goldman Sachs 3/12/26 USD 1,734 EGP 83,670 12
Goldman Sachs 4/2/26 USD 748 KRW 1,078,333 (2)
HSBC Bank 3/3/26 BRL 17,120 USD 3,325 11
HSBC Bank 3/3/26 MYR 2,776 USD 712 2
HSBC Bank 3/3/26 USD 3,277 BRL 17,120 (58)
HSBC Bank 3/3/26 USD 513 TRY 22,547 1
HSBC Bank 3/6/26 USD 2,848 COP 10,491,715 57
HSBC Bank 4/2/26 TRY 22,547 USD 501 (3)
HSBC Bank 4/2/26 USD 712 MYR 2,776 (2)
HSBC Bank 4/24/26 USD 2,554 AUD 3,775 (132)
JPMorgan Chase 3/2/26 CAD 126 USD 92 —
JPMorgan Chase 3/2/26 CAD 2 USD 1 —
JPMorgan Chase 3/2/26 USD 93 CAD 126 —
JPMorgan Chase 3/2/26 USD 1 CAD 2 —
JPMorgan Chase 3/3/26 AUD 41 USD 29 —
JPMorgan Chase 3/3/26 BRL 2,660 USD 515 4
JPMorgan Chase 3/3/26 CHF 44 USD 57 —
JPMorgan Chase 3/3/26 CHF 8 USD 11 —
JPMorgan Chase 3/3/26 CLP 147,492 USD 171 (2)
JPMorgan Chase 3/3/26 CNH 121 USD 17 —
JPMorgan Chase 3/3/26 COP 2,538,030 USD 674 2
JPMorgan Chase 3/3/26 COP 16,922 USD 5 —
JPMorgan Chase 3/3/26 CZK 5,929 USD 289 —
JPMorgan Chase 3/3/26 CZK 53 USD 3 —
JPMorgan Chase 3/3/26 EGP 306 USD 6 —
JPMorgan Chase 3/3/26 EUR 1 USD 2 —
JPMorgan Chase 3/3/26 EUR 10 USD 12 —
JPMorgan Chase 3/3/26 GBP 7 USD 9 —
JPMorgan Chase 3/3/26 HUF 133,888 USD 417 3
JPMorgan Chase 3/3/26 IDR 12,021,787 USD 716 1
JPMorgan Chase 3/3/26 IDR 69,719 USD 4 —
JPMorgan Chase 3/3/26 JPY 1,932 USD 13 —
JPMorgan Chase 3/3/26 MXN 4,984 USD 290 —
JPMorgan Chase 3/3/26 MYR 316 USD 81 1
JPMorgan Chase 3/3/26 NOK 27 USD 3 —
JPMorgan Chase 3/3/26 NOK 1,396 USD 147 —
JPMorgan Chase 3/3/26 NZD 4 USD 2 —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 3/3/26 NZD 218 USD 131 $ (1)
JPMorgan Chase 3/3/26 PEN 953 USD 284 —
JPMorgan Chase 3/3/26 PEN 4 USD 1 —
JPMorgan Chase 3/3/26 PLN 335 USD 95 (1)
JPMorgan Chase 3/3/26 SEK 14 USD 2 —
JPMorgan Chase 3/3/26 SEK 3,144 USD 355 (7)
JPMorgan Chase 3/3/26 SGD 11 USD 9 —
JPMorgan Chase 3/3/26 SGD 14 USD 11 —
JPMorgan Chase 3/3/26 TRY 274 USD 6 —
JPMorgan Chase 3/3/26 TWD 7,655 USD 245 —
JPMorgan Chase 3/3/26 USD 28 AUD 41 (1)
JPMorgan Chase 3/3/26 USD 514 BRL 2,660 (4)
JPMorgan Chase 3/3/26 USD 69 CHF 53 —
JPMorgan Chase 3/3/26 USD 169 CLP 147,491 —
JPMorgan Chase 3/3/26 USD 10 CNH 72 —
JPMorgan Chase 3/3/26 USD 687 COP 2,538,029 12
JPMorgan Chase 3/3/26 USD 4 COP 16,922 —
JPMorgan Chase 3/3/26 USD 288 CZK 5,875 1
JPMorgan Chase 3/3/26 USD 5 CZK 107 —
JPMorgan Chase 3/3/26 USD 6 EGP 306 —
JPMorgan Chase 3/3/26 USD 63 EUR 53 1
JPMorgan Chase 3/3/26 USD 66 EUR 56 —
JPMorgan Chase 3/3/26 USD 435 GBP 322 1
JPMorgan Chase 3/3/26 USD 421 HUF 133,888 1
JPMorgan Chase 3/3/26 USD 66 IDR 1,111,565 —
JPMorgan Chase 3/3/26 USD 654 IDR 10,979,941 —
JPMorgan Chase 3/3/26 USD 507 JPY 79,003 1
JPMorgan Chase 3/3/26 USD 282 MXN 4,839 1
JPMorgan Chase 3/3/26 USD 8 MXN 145 —
JPMorgan Chase 3/3/26 USD 42 MYR 163 —
JPMorgan Chase 3/3/26 USD 44 NOK 415 —
JPMorgan Chase 3/3/26 USD 14 NOK 135 —
JPMorgan Chase 3/3/26 USD 4 NZD 7 —
JPMorgan Chase 3/3/26 USD 128 NZD 214 —
JPMorgan Chase 3/3/26 USD 285 PEN 958 —
JPMorgan Chase 3/3/26 USD 2 PLN 6 —
JPMorgan Chase 3/3/26 USD 92 PLN 329 —
JPMorgan Chase 3/3/26 USD 9 SEK 82 —
JPMorgan Chase 3/3/26 USD 341 SEK 3,076 —
JPMorgan Chase 3/3/26 USD 11 SGD 13 —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 3/3/26 USD 244 TWD 7,655 $ (1)
JPMorgan Chase 3/3/26 USD 63 ZAR 997 —
JPMorgan Chase 3/3/26 USD 2 ZAR 34 —
JPMorgan Chase 3/3/26 ZAR 1,031 USD 64 —
JPMorgan Chase 3/4/26 ILS 1,371 USD 439 (1)
JPMorgan Chase 3/4/26 INR 493 USD 5 —
JPMorgan Chase 3/4/26 INR 942 USD 10 —
JPMorgan Chase 3/4/26 KRW 2,249 USD 2 —
JPMorgan Chase 3/4/26 KRW 32,141 USD 22 —
JPMorgan Chase 3/4/26 THB 112 USD 4 —
JPMorgan Chase 3/4/26 USD 442 ILS 1,371 4
JPMorgan Chase 3/4/26 USD 16 INR 1,435 —
JPMorgan Chase 3/4/26 USD 20 KRW 28,037 —
JPMorgan Chase 3/4/26 USD 4 KRW 6,353 —
JPMorgan Chase 3/4/26 USD 7 THB 235 —
JPMorgan Chase 3/6/26 USD 1,912 PHP 113,454 (54)
JPMorgan Chase 3/9/26 MYR 19,865 USD 4,847 260
JPMorgan Chase 3/19/26 ILS 16 USD 5 —
JPMorgan Chase 4/1/26 USD 92 CAD 126 —
JPMorgan Chase 4/2/26 BRL 2,140 USD 410 4
JPMorgan Chase 4/2/26 EGP 367 USD 7 —
JPMorgan Chase 4/2/26 GBP 316 USD 427 (1)
JPMorgan Chase 4/2/26 HUF 129,162 USD 405 (1)
JPMorgan Chase 4/2/26 JPY 75,318 USD 484 (1)
JPMorgan Chase 4/2/26 KRW 3,186 USD 2 —
JPMorgan Chase 4/2/26 MYR 5 USD 1 —
JPMorgan Chase 4/2/26 NZD 214 USD 128 —
JPMorgan Chase 4/2/26 PLN 231 USD 64 —
JPMorgan Chase 4/2/26 SEK 3,076 USD 341 —
JPMorgan Chase 4/2/26 THB 114 USD 4 —
JPMorgan Chase 4/2/26 TWD 64 USD 2 —
JPMorgan Chase 4/2/26 USD 27 AUD 39 —
JPMorgan Chase 4/2/26 USD 2 BRL 13 —
JPMorgan Chase 4/2/26 USD 46 CHF 35 —
JPMorgan Chase 4/2/26 USD 19 CLP 16,484 —
JPMorgan Chase 4/2/26 USD 289 CZK 5,929 (1)
JPMorgan Chase 4/2/26 USD 652 IDR 10,970,679 —
JPMorgan Chase 4/2/26 ZAR 997 USD 63 —
JPMorgan Chase 4/3/26 USD 433 ILS 1,352 1
JPMorgan Chase 4/6/26 COP 2,244,996 USD 603 (11)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 4/6/26 INR 175 USD 2 $ —
JPMorgan Chase 4/6/26 MXN 4,839 USD 281 (1)
JPMorgan Chase 4/6/26 PEN 953 USD 283 —
JPMorgan Chase 4/7/26 USD 147 NOK 1,396 —
JPMorgan Chase 5/22/26 EUR 127 USD 151 —
Morgan Stanley 3/3/26 USD 364 SGD 458 1
Morgan Stanley 4/24/26 USD 530 CAD 717 3
Morgan Stanley 5/22/26 USD 9,058 EUR 7,615 23
NatWest Bank 3/3/26 SGD 1,310 USD 1,035 —
NatWest Bank 4/2/26 USD 1,037 SGD 1,309 (1)
Nomura Securities
International 4/24/26 USD 2,456 AUD 3,520 (48)
RBC Dominion
Securities 3/3/26 EUR 689 USD 821 (6)
RBC Dominion
Securities 3/3/26 USD 91 NOK 873 (1)
RBC Dominion
Securities 3/4/26 INR 32,780 USD 360 —
RBC Dominion
Securities 3/4/26 KRW 1,100,017 USD 766 (2)
RBC Dominion
Securities 3/4/26 USD 361 INR 32,779 1
RBC Dominion
Securities 3/4/26 USD 760 KRW 1,100,017 (4)
RBC Dominion
Securities 3/6/26 USD 1,977 COP 7,545,335 (30)
RBC Dominion
Securities 4/6/26 INR 32,780 USD 360 (1)
RBC Dominion
Securities 4/24/26 USD 4,363 CAD 6,006 (51)
Societe Generale 3/3/26 CLP 147,492 USD 169 —
Societe Generale 3/3/26 COP 2,458,922 USD 660 (6)
Societe Generale 3/3/26 JPY 77,071 USD 502 (8)
Societe Generale 3/3/26 PEN 949 USD 283 (1)
Societe Generale 3/3/26 USD 172 CLP 147,492 3
Societe Generale 3/3/26 USD 653 COP 2,458,922 (2)
Societe Generale 3/3/26 USD 283 PEN 949 —
Standard Chartered 3/3/26 BRL 8,695 USD 1,600 95
Standard Chartered 3/3/26 MYR 29 USD 7 —
Standard Chartered 3/3/26 USD 1,689 BRL 8,695 (6)
Standard Chartered 3/6/26 USD 966 PHP 57,300 (28)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 3/9/26 USD 4,942 MYR 19,865 $ (165)
State Street 3/3/26 TRY 22,273 USD 501 4
Toronto-Dominion Bank 3/6/26 COP 5,691,795 USD 1,481 33
Toronto-Dominion Bank 3/6/26 COP 8,184,755 USD 2,196 (19)
UBS Investment Bank 3/3/26 BRL 16,641 USD 3,196 46
UBS Investment Bank 3/3/26 IDR 9,663,458 USD 576 —
UBS Investment Bank 3/3/26 PHP 1,740 USD 29 1
UBS Investment Bank 3/3/26 USD 3,232 BRL 16,641 (11)
UBS Investment Bank 3/3/26 USD 697 EUR 591 (1)
UBS Investment Bank 3/3/26 USD 574 IDR 9,663,458 (2)
UBS Investment Bank 3/3/26 USD 30 PHP 1,740 —
UBS Investment Bank 3/6/26 USD 1,213 COP 4,672,619 (30)
UBS Investment Bank 3/6/26 USD 4,944 THB 154,165 (19)
UBS Investment Bank 4/2/26 EUR 591 USD 698 2
UBS Investment Bank 4/6/26 PHP 1,740 USD 30 —
UBS Investment Bank 4/17/26 HUF 328,268 USD 1,017 9
UBS Investment Bank 4/17/26 USD 4,519 HUF 1,506,532 (191)
UBS Investment Bank 4/24/26 AUD 7,295 USD 4,873 317
UBS Investment Bank 6/2/26 USD 3,129 BRL 16,641 (42)
Wells Fargo 3/6/26 USD 387 COP 1,461,104 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 105

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 23 Mini ten year JGB contracts 3/26 1,956 $ (3)
Short, 13 S&P 500 Micro E-Mini Index contracts 3/26 (448) (2)
Short, 20 Euro BOBL contracts 6/26 (2,791) (5)
Long, 6 Euro BTP contracts 6/26 865 1
Short, 21 Euro BUND contracts 6/26 (3,206) (8)
Long, 2 Euro BUXL thirty year bond contracts 6/26 268 1
Long, 9 Euro OAT contracts 6/26 1,313 3
Short, 23 Euro SCHATZ contracts 6/26 (2,908) (1)
Short, 29 Government of Canada five year bond
contracts 6/26 (2,452) (6)
Short, 14 Government of Canada ten year bond
contracts 6/26 (1,261) (4)
Short, 8 Long Gilt ten year contracts 6/26 (1,010) (14)
Long, 8 U.S. Treasury Notes ten year contracts 6/26 911 4
Long, 369 U.S. Treasury Notes two year contracts 6/26 77,222 86
Long, 89 Ultra U.S. Treasury Notes ten year
contracts 6/26 10,389 55
Net payments (receipts) of variation margin to date 25
Variation margin receivable (payable) on open futures contracts $ 132

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ — $ — $ 313++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 313+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 20,434  ¤  ¤ $ 15,973
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 2,173
Total $ 18,146^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $313 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,146.

T. ROWE PRICE Total Return Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Return Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Total Return Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Total Return Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Total Return Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 388,416 $ — $ 388,416
Asset-Backed Securities — 75,350 1,273 76,623
Bank Loans — 36,939 5,676 42,615
Common Stocks 2 17 — 19
Convertible Preferred Stocks 535 — 862 1,397
Corporate Bonds — 111,190 2,917 114,107
Non-U.S. Government
Mortgage-Backed Securities — 44,524 283 44,807
Preferred Stocks — — 1,787 1,787
Short-Term Investments 15,973 — — 15,973
Securities Lending Collateral 2,173 — — 2,173
Options Purchased — 1,321 — 1,321
Total Securities 18,683 657,757 12,798 689,238
Swaps* — 3,884 — 3,884
Forward Currency Exchange
Contracts — 1,378 — 1,378
Futures Contracts* 150 — — 150
Total $ 18,833 $ 663,019 $ 12,798 $ 694,650
Liabilities
TBA Sales Commitments $ — $ 8,371 $ — $ 8,371
Options Written — 485 — 485
Swaps* — 2,236 — 2,236
Forward Currency Exchange
Contracts — 1,273 — 1,273
Futures Contracts* 43 — — 43
Total $ 43 $ 12,365 $ — $ 12,408
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Total Return Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2026, totaled $(156,000) for the period ended February 28, 2026. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/26
Investment
in Securities
Asset-
Backed
Securities $ 1,395 $ (116) $ 79 $ (85) $ — $ — $ 1,273
Bank Loans 2,226 (5) 5,301 (1,561) 920 (1,205) 5,676
Convertible
Preferred
Stocks 500 (7) 369 — — — 862
Corporate
Bonds 700 35 2,182 — — — 2,917
Non-U.S.
Government
Mortgage-
Backed
Securities 318 1 — (36) — — 283
Preferred
Stocks 1,312 (56) 531 — — — 1,787
Total $ 6,451 $ (148) $ 8,462 $ (1,682) $ 920 $ (1,205) $ 12,798

T. ROWE PRICE Total Return Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F228-054Q3 02/26